Right-of-use assets - Schedule of Right-of-Use Assets (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	SFr 177.9	SFr 22.7
Lease modification	(45.5)	3.8
Additions	43.4	168.0
Disposals	(1.6)	(0.2)
Depreciation	(23.0)	(15.5)
Currency Translation	0.4	(0.9)
Right-of-use assets ending balance	151.6	177.9
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	200.2	29.9
Right-of-use assets ending balance	192.7	200.2
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(22.3)	(7.2)
Right-of-use assets ending balance	(41.1)	(22.3)
Storage
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	72.9	9.5
Lease modification	(52.4)	0.0
Additions	0.0	68.4
Disposals	0.0	0.0
Depreciation	(7.1)	(4.8)
Currency Translation	3.4	(0.2)
Right-of-use assets ending balance	SFr 16.8	72.9
Storage | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	2 years
Storage | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	12 years
Storage | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	SFr 77.9	9.8
Right-of-use assets ending balance	28.7	77.9
Storage | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(5.0)	(0.2)
Right-of-use assets ending balance	(11.9)	(5.0)
Stores & showrooms
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	11.9	6.3
Lease modification	1.7	0.0
Additions	31.7	7.6
Disposals	(0.1)	0.0
Depreciation	(5.2)	(1.9)
Currency Translation	(2.0)	(0.1)
Right-of-use assets ending balance	SFr 37.9	11.9
Stores & showrooms | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	3 years
Stores & showrooms | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	10 years
Stores & showrooms | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	SFr 14.8	7.4
Right-of-use assets ending balance	45.6	14.8
Stores & showrooms | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(3.0)	(1.1)
Right-of-use assets ending balance	(7.7)	(3.0)
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	91.9	5.3
Lease modification	5.1	3.8
Additions	8.2	91.2
Disposals	(1.3)	(0.0)
Depreciation	(9.0)	(7.9)
Currency Translation	(0.8)	(0.5)
Right-of-use assets ending balance	SFr 94.2	91.9
Offices | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	2 years
Offices | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	15 years
Offices | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	SFr 102.9	8.6
Right-of-use assets ending balance	111.0	102.9
Offices | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(11.0)	(3.3)
Right-of-use assets ending balance	(16.8)	(11.0)
Cars
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	1.2	1.5
Lease modification	0.0	0.0
Additions	3.6	0.8
Disposals	(0.2)	(0.1)
Depreciation	(1.7)	(1.0)
Currency Translation	(0.1)	(0.1)
Right-of-use assets ending balance	SFr 2.8	1.2
Cars | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	1 year
Cars | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	3 years
Cars | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	SFr 4.5	4.1
Right-of-use assets ending balance	7.4	4.5
Cars | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(3.3)	(2.6)
Right-of-use assets ending balance	SFr (4.6)	SFr (3.3)